GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - Gaming Subconcession [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill And Intangible Assets [Line Items]
Deemed cost	$ 902,441	$ 897,866
Less: accumulated amortization	$ (902,441)	(870,801)
Gaming subconcession, net		$ 27,065